Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Warrants.
Warrants

(9) Warrants

On June 16, 2022, the Company entered into a warrant exercise agreement with an existing accredited investor to exercise certain outstanding warrants. As part of this agreement the Company modified the warrants issued June 28, 2021, from an exercise price of $300.00 to $33.33 per share. The Company issued a total of 74,773 shares of common stock in connection with this transaction and issued an additional 74,773 new warrants. These new warrants were valued at $1.7 million using the fair value approach at the time of issuance. The fair value of the new warrants was determined using a Black Scholes option pricing model using a risk free rate of 3.32%, and expected term of 7.5 years, expected dividends of zero and expected volatility of 64.8%.

On July 16, 2021, the Company entered into an exchange agreement with an existing accredited investor to exchange certain outstanding warrants for shares of common stock and issued new warrants to purchase up to total of 8,000 shares of common stock at an exercise price of $201.90 per share with a term of 5 years. These new warrants were valued at $1.5 million using the fair value approach at the time of issuance. The fair value of the new warrants was determined using a Black Scholes option pricing model using a risk free rate of 0.79%, an expected term of five years, expected dividends of zero and expected volatility of 157.7%.

On June 28, 2021, the Company entered into a warrant exercise agreement with existing accredited investors to exercise certain outstanding warrants. As part of this agreement the Company modified the Series E warrants issued September 23, 2019 from an exercise price of $532.00 per share to $300.00 per share, the Series G warrants issued on March 25, 2020 from an exercise price of $328.00 per share to $300.00 per share, the Series G warrants issued on December 17, 2020 from an exercise price of $310.50 per share to $300.00 per share and the Series G warrants issued on January 21, 2021 from an exercise price of $310.50 per share to

$300.00 per share. The Company issued a total of 158,588 shares of common stock in connection with this transaction and issued an additional 118,941 new warrants. These new warrants were valued at $18.5 million using the fair value approach at the time of issuance. The fair value the new warrants was determined using a Black Scholes option pricing model using a risk free rate of 0.898%, an expected term of five years, expected dividends of zero and expected volatility of 97.6%.

On January 19, 2021, the Company issued 20,000 Series G Warrants, pre-merger, which were adjusted by the exchange ratio in the merger, to an institutional investor in connection with an amendment to the credit agreement. The Series G Warrants were valued at $3.0 million using the fair value approach at the time of issuance and was recorded as a component of the loss on extinguishment of debt during the three months ended March 31, 2021. See Note 5 above for details. The fair value of the Series G Warrants was determined using a Black Scholes option pricing model using a risk free rate of 0.45%, an expected term of five years; expected dividends of zero and expected volatility of 97.1%.

(12)	Warrants

The Company’s grants of warrants to purchase common stock are primarily in connection with equity and debt financings. See Note 11 for additional information about equity financings and the related issuance of warrants. Warrant activity was as follows:

Balance December 31, 2019	153,439
Issued	72,154	(1)
Exercised	(64,542)	(2)
Cancelled	(1)
Balance December 31, 2020	161,050
Obtained due to merger	17,505	(3)
Issued	138,215	(4)
Exercised	(177,723)	(5)
Cancelled	—
Balance December 31, 2021	139,047
(1)	Warrants issued in 2020 includes 72,154 of three issuances of Series G warrants.
(2)	Warrants exercised in 2020 includes 34,831 of Series C pre-funded warrants at an exercise price of $10.50 per share, 29,047 Series F pre-funded warrants at an exercise price of $10.50 per share and 665 of placement agent warrants.
(3)	Obalon’s warrants outstanding at the time of the merger with the 1-for-3 reverse stock split adjustment and the 1-for-50 reverse stock split adjustment. In addition, this amount includes 10,098 warrants converted into common shares in July of 2021, see Note 11 for further details.
(4)	Warrants issued in 2021 includes 11,274 of Series G warrants and 126,941 of warrants issued to various institutional investors.
(5)	Warrants exercised in 2021 includes 37,581 Series A warrants at an exercise price of $234.00 per share, 1,285 Series C pre-funded warrants at an exercise price of $10.50 per share, 37,581 Series E warrants at an exercise price of $300.00 per share, 7,754 Series F pre-funded warrants at an exercise price of $10.50 per share, and 83,428 Series G warrants with exercise prices ranging from $288.50 per share to $300.00 per share, and an exchange of 10,098 warrants for common stock.

Warrant Assumptions – 2021 Warrants Issued

The following table provides the assumptions used to calculate the fair value of the new warrants issued during 2021, using a Black-Scholes model:

	Warrants Outstanding	Strike Price	Volatility	Remaining Life	Risk Free Rate
January 19, 2021	11,274	$310.50	97.1%	5.0	0.45%
June 28, 2021	118,941	$300.00	97.6%	5.0	0.90%
July 16, 2021	8,000	$202.00	157.7%	5.0	0.79%

Warrant Assumptions – 2020 Warrants Issued

The following table provides the assumptions used to calculate the fair value of the Series G warrants issued during 2020, using a Black-Scholes model:

	Warrants Outstanding	Strike Price	Volatility	Remaining Life	Risk Free Rate
First Issuance	24,000	$185.00	97.0%	5.0	0.56%
Second Issuance	24,000	$162.50	101.1%	5.0	0.27%
Third Issuance	80,000	$175.00	100.8%	5.0	0.37%